395 Sawdust Road, #2137

The Woodlands, TX 77380

866-862-1719 (P) (F)

April 22, 2014

VIA EDGAR

US Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Timothy Plan Definitive Proxy Statement

File Nos. 811-08228 and 333-73248

Ladies and Gentlemen:

On behalf of the Timothy Plan (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant’s Definitive Proxy Statement which will be used in connection with a special meeting of the shareholders of the Timothy Plan Large/Mid Cap Growth Fund and the Timothy Plan Aggressive Growth Fund (each a “Fund” and together the “Funds”), each a separate series of the Trust, to be held on Monday, May 19, 2014 (the “Special Meeting”). This Definitive Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy. This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about April 21, 2014.

The matters to be considered at the Special Meeting will be:

1.

Approval of new investment sub-advisory agreements with Chartwell Investment Partners, Inc. (formerly Chartwell Investment Partners, LP) (“Chartwell”) by each Fund’s shareholders. Chartwell currently manages each Fund’s investment portfolio, but on or about March 5, 2014, Chartwell underwent a change of control, which had the effect of terminating its existing sub-advisory agreement with each Fund. After full consideration, the Trust’s Board of Trustees decided to re-engage Chartwell to manage each Fund’s securities portfolio and to seek shareholder ratification of its decision.

2.	Such other business as may properly arise at the meeting.

This Definitive Proxy incorporates changes made in response to staff comments received on April 11, 2014. Specifically, this Definitive Proxy contains the following amendments:

1.	Duplicative and confusing language regarding the effect of broker non-votes has been removed, as requested.

2.	Additional headings have been added to facilitate ease of reading.

3.	The term “Investment Manager” has been properly defined, as requested.

4.	The dates of last approval have been included for all sub-advisory and advisory agreements, as requested.

5.	We confirm that Mr. Ally is the sole officer of Covenant Funds, Inc.

6.	The discussion of the Trust’s “manager of managers” structure has been amended to be specific to the two funds that are the subject of the proxy, as requested.

7.	We confirm that the interim agreement between the Trust and Chartwell is in compliance with 15a-4.

8.	The typo in the section relating to Chartwell Investment Partners has been corrected, and language added to reconcile conflicting disclosures relating to fees.

9.	The date of last approval of the Chartwell sub-advisory agreement has been added.

10.	We confirm that there are no differences between the proposed sub-advisory agreement and the previous sub-advisory agreement with Chartwell.

Please direct all questions or comments regarding the foregoing to me at 866-862-1719. Thank you for your consideration.

Sincerely,

DAVID D. JONES, Esq.